Average Annual Total Returns - Voya Large Cap Growth Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell 1000® Growth Index 1 Yr		Class ADV Russell 1000® Growth Index 5 Yrs		Class ADV Russell 1000® Growth Index 10 Yrs		Class ADV Russell 1000® Growth Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 1000® Growth Index 1 Yr		Class I Russell 1000® Growth Index 5 Yrs		Class I Russell 1000® Growth Index 10 Yrs		Class I Russell 1000® Growth Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell 1000® Growth Index 1 Yr		Class R6 Russell 1000® Growth Index 5 Yrs		Class R6 Russell 1000® Growth Index 10 Yrs		Class R6 Russell 1000® Growth Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 1000® Growth Index 1 Yr		Class S Russell 1000® Growth Index 5 Yrs		Class S Russell 1000® Growth Index 10 Yrs		Class S Russell 1000® Growth Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell 1000® Growth Index 1 Yr		Class S2 Russell 1000® Growth Index 5 Yrs		Class S2 Russell 1000® Growth Index 10 Yrs		Class S2 Russell 1000® Growth Index Since Inception
Total	30.11%	17.51%	15.36%		Dec. 29, 2006	38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]	30.88%	18.22%	16.03%		May 02, 2005	38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]	30.86%	18.22%	16.03%		Nov. 24, 2015	38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]	30.59%	17.92%	15.74%		May 03, 2004	38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]	30.43%	17.75%	15.58%		May 13, 2004	38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.